BANK LOANS AND OTHER BORROWINGS (Details)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 23, 2022	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 16, 2022	Mar. 10, 2022	Sep. 13, 2021	Jul. 12, 2021	Mar. 31, 2021 CNY (¥)	May 02, 2020
BANK LOANS AND OTHER BORROWINGS
Bank loans and other borrowing - current	¥ 163,641,078	$ 23,048,688		¥ 111,733,754	$ 17,600,856
Bank loans and other borrowing - non-current	283,992,000	40,000,000		253,928,000	40,000,000					¥ 1,103,609
Total bank loans	447,633,078	63,048,688		365,661,754	57,600,856					1,103,609
China Guangfa Bank Co., Ltd. Shenyang Branch
BANK LOANS AND OTHER BORROWINGS
Bank loans and other borrowing - current	¥ 35,509,492	$ 5,001,478		¥ 46,456,142	$ 7,318,002
Interest Rate	5.66%	5.66%		5.66%	5.66%		5.655%	5.655%
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch
BANK LOANS AND OTHER BORROWINGS
Bank loans and other borrowing - current	¥ 81,486,261	$ 11,477,261		¥ 64,647,870	$ 10,183,654
Interest Rate	5.30%	5.30%	5.30%	5.30%	5.30%				5.30%
Citi Bank
BANK LOANS AND OTHER BORROWINGS
Bank loans and other borrowing - current				¥ 234,743	$ 36,978
Bank loans and other borrowing - non-current										¥ 1,103,609
Interest Rate	1.00%	1.00%		1.00%	1.00%						1.00%
R-Bridge Healthcare Fund, LP
BANK LOANS AND OTHER BORROWINGS
Bank loans and other borrowing - current				¥ 394,999	$ 62,222
Bank loans and other borrowing - non-current	¥ 283,992,000	$ 40,000,000		¥ 253,928,000	$ 40,000,000
Interest Rate	4.00%	4.00%		4.00%	4.00%	4.00%